Revenues (Tables)	6 Months Ended
Jun. 30, 2018
Schedule of revenue disaggregation by customers and major categories

	Six Months Ended June 30, 2018
	Innovation Platform	Commercial Platform	Total
	(in US$'000)
Customers
Third parties	8,548	85,116	93,664
Related parties (Note 18 (i))	5,076	3,449	8,525
	13,624	88,565	102,189
Major product lines (note)
Goods	—	82,912	82,912
Services	13,624	5,653	19,277
	13,624	88,565	102,189

Note: Sales of goods are recognized at a point-in-time and sales of services are recognized over time. The implementation of the two-invoice system in China has resulted in a shift from a gross sales of goods revenue model to a net fee-for-service revenue model in the Group's Commercial Platform, as we do not obtain control of the goods for distribution for relevant transactions.

Schedule of balances from contracts with customers

	June 30, 2018	December 31, 2017

	(in US$'000)
Innovation Platform
Receivables—included in accounts receivable	6,483	6,535
Deferred revenue—current portion (note (a))	(1,999)	(1,295)
Deferred revenue—noncurrent portion (note (a))	(924)	(809)

Commercial Platform
Receivables—included in accounts receivable	40,486	35,735
Deferred revenue—current portion (note (b))	(1,754)	—

Notes:

(a)   Innovation Platform deferred revenue relates to the unamortized upfront and milestone payments and advance consideration received for cost reimbursements, which are attributed to research and development services that have not yet been rendered as at the reporting date.

(b)   Commercial Platform deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.

Schedule of estimated deferred revenue to be recognized over time
June 30, 2018
(in US$'000)
Not later than 1 year	3,753
Between 1 to 2 years	661
Between 2 to 3 years	253
Between 3 to 4 years	10
Total deferred revenue	4,677

ASU 2014-09
Schedule of impact of adopting ASC 606 on the Group's unaudited condensed consolidated financial statements

              The following tables summarize the impact of adopting ASC 606 on the Group's unaudited condensed consolidated financial statements as at and for the six months ended June 30, 2018, as compared to the amounts as if applying ASC 605:

	As reported ASC 606	Adjustments	As if applied ASC 605
	(in US$'000)
Condensed Consolidated Balance Sheet
Current assets	394,676	—	394,676
Non-current assets	183,267	—	183,267
Total assets	577,943	—	577,943
Liabilities and shareholders' equity
Current liabilities
Other payables, accruals and advance receipts	49,669	1,754	51,423
Deferred revenue	3,753	(2,434)	1,319
Other current liabilities	31,162	—	31,162
Total current liabilities	84,584	(680)	83,904
Deferred revenue	924	(267)	657
Other non-current liabilities	34,590	—	34,590
Total liabilities	120,098	(947)	119,151
Company's shareholders' equity
Accumulated losses	(140,890)	916	(139,974)
Accumulated other comprehensive income	8,571	28	8,599
Other shareholders' equity	564,050	—	564,050
Total Company's shareholders' equity	431,731	944	432,675
Non-controlling interests	26,114	3	26,117
Total shareholders' equity	457,845	947	458,792
Total liabilities and shareholders' equity	577,943	—	577,943

	As reported ASC 606	Adjustments	As if applied ASC 605
	(in US$'000)
Condensed Consolidated Statement of Operations
Total revenues	102,189	(164)	102,025
Total operating expense	(155,872)	—	(155,872)
Loss from operations	(53,683)	(164)	(53,847)
Total other income	3,188	—	3,188
Loss before income taxes and equity in earnings of equity investees	(50,495)	(164)	(50,659)
Income tax expense	(2,680)	—	(2,680)
Equity in earnings of equity investees, net of tax	23,050	—	23,050
Net loss	(30,125)	(164)	(30,289)
Less: Net income attributable to non-controlling interests	(2,566)	—	(2,566)
Net loss attributable to the Company	(32,691)	(164)	(32,855)

	As reported ASC 606	Adjustments	As if applied ASC 605
	(in US$'000)
Condensed Consolidated Statement of Comprehensive Loss
Net loss	(30,125)	(164)	(30,289)
Other comprehensive income	3,445	28	3,473
Total comprehensive loss	(26,680)	(136)	(26,816)
Less: Comprehensive income attributable to non-controlling interests	(2,870)	—	(2,870)
Total comprehensive loss attributable to ordinary shareholders of the Company	(29,550)	(136)	(29,686)

License and collaboration agreement with Eli Lilly
Schedule of summarized upfront and milestone payments
(in US$'000)
Upfront payment	6,500
Development milestone payments achieved as at June 30, 2018	25,000
Remaining development and regulatory approval milestone payments	55,000
86,500

License and collaboration agreement with Eli Lilly | ASU 2014-09
Schedule of impact of adopting ASC 606 on the Group's unaudited condensed consolidated financial statements

              The Group adopted ASC 606 on January 1, 2018 and reassessed the Lilly Agreement under the new standard, which resulted in US$0.1 million recognition of previously deferred revenue as a cumulative adjustment to opening accumulated losses as at January 1, 2018, summarized as follows (in US$ millions).

	ASC 605		ASC 606
	December 31, 2017	Opening Adjustments	January 1, 2018
Cumulative amounts recognized to accumulated losses from:
Upfront payment (note (a))	5.7	0.5	6.2
Milestone payments (note (b))	23.7	(0.4)	23.3
	29.4	0.1	29.5

Notes:

(a)   Upfront payment amounts deferred under ASC 605, but was allocated to the license to fruquintinib transferred at inception under ASC 606, resulting in additional revenue recognition on adoption.

(b)   Milestone payments had been fully recognized under ASC 605's milestone method, but was allocated to the portion of research and development services that had not been performed under ASC 606, resulting in deferral of revenue on adoption.

License and collaboration agreement with AstraZeneca
Schedule of summarized upfront and milestone payments

(in US$'000)
Upfront payment	20,000
Development milestone payments achieved as at June 30, 2018	25,000
Remaining development and first-sale milestone payments (note)	95,000
140,000

Note: The AZ Agreement also contains possible significant future commercial sale milestones.

License and collaboration agreement with AstraZeneca | ASU 2014-09
Schedule of impact of adopting ASC 606 on the Group's unaudited condensed consolidated financial statements

              The Group adopted ASC 606 on January 1, 2018 and reassessed the AZ Agreement under the new standard, which resulted in US$1.2 million deferral of previously recognized revenue as a cumulative adjustment to opening accumulated losses as at January 1, 2018, summarized as follows (in US$ millions).

	ASC 605		ASC 606
	December 31, 2017	Opening Adjustments	January 1, 2018
Cumulative amounts recognized to accumulated losses from:
Upfront payment (note (a))	19.6	(0.3)	19.3
Milestone payments (note (b))	24.9	(0.9)	24.0
	44.5	(1.2)	43.3

Notes:

(a)   Upfront payment amounts allocated to research and development services recognized under ASC 606 differed from ASC 605 due to a different basis in measuring progress on adoption, resulting in deferral of revenue.

(b)   Milestone payments had been fully recognized under ASC 605's milestone method, but was allocated to the portion of research and development services that had not been performed under ASC 606, resulting in deferral of revenue on adoption.